Material Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
The unaudited condensed consolidated financial statements (the “financial statements”) for the three months and six months ended June 30, 2024 have been prepared in accordance with International Accounting Standard 34, “
Interim Financial Reporting”
(“IAS 34”). The material accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s annual financial statements for the year ended December 31, 2023. No new standards, amendments or interpretations have had an impact on the financial statements for the three months and six months ended June 30, 2024. The financial statements comprise the financial statements of the Group at June 30, 2024. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.
The financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2023.
In the opinion of management, these unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the results of operations, financial position and cash flows. The results of operations for the three months and six months ended June 30, 2024 are not necessarily indicative of the results that can be expected for the Company’s fiscal year ending December 31, 2024.

Going concern
Going concern
The Company’s consolidated financial statements have been presented on the basis that it is a going concern. The Company has not generated any revenues from operations to date and does not expect to in the foreseeable future. As such, the Company has incurred recurring losses, has an accumulated deficit totaling £219.4 million and cash flows used in operating activities of £7.1 million as of and for the six months ended June 30, 2024. The Company had £11.6 million of cash and cash equivalents at June 30, 2024.
In reviewing the going concern assessment the Company’s board of directors have considered a going concern period of
12-months
from the issuance of these financial statements. Based on our current operating plan, our cash and cash equivalents on hand will not be sufficient to fund our anticipated operations for the entirety of the going concern assessment period. As the Company intends to continue to progress its research and development activities, there will be a requirement to seek additional capital within the going concern period to fund operations, which the Company may obtain from additional equity financings, debt financings or other sources. If the Company is unable to obtain additional capital, the Company will be required to delay or reduce its research and development programs which could negatively impact its ability to generate future sustainable operating revenues and profits.
As a result of these matters, there is uncertainty related to the ability of the Company to raise sufficient additional capital within the going concern period, prior to its cash balances being exhausted. These events or conditions raise substantial doubt about the Company’s ability to continue as a going concern and, therefore, that the Company may be unable to realize its assets and discharge its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Judgements and estimates
Judgements and estimates
The accounting estimates and judgements made by management in applying the Group’s accounting policies that have the most material effect on the amounts included within these financial statements were the same as those that applied to the annual financial statements for the year ended December 31, 2023.